Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.00%
Guam: 2.40%
Airport revenue: 0.50%
Antonio B Won Pat International Airport Authority Series A AMT	5.25%	10-1-2038	$200,000	$209,812
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2028	100,000	105,262
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2029	225,000	238,879
Port Authority of Guam Series B AMT	5.00	7-1-2031	285,000	291,940
				845,893
Utilities revenue: 0.45%
Guam Power Authority Series A	5.00	10-1-2042	250,000	257,987
Guam Power Authority Series A	5.00	10-1-2043	230,000	236,958
Guam Power Authority Series A	5.00	10-1-2044	250,000	257,402
				752,347
Water & sewer revenue: 1.45%
Guam Government Waterworks Authority	5.00	1-1-2046	1,500,000	1,506,668
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2044	885,000	914,894
				2,421,562
				4,019,802
Illinois: 0.59%
GO revenue: 0.40%
Chicago Board of Education Series B	5.00	12-1-2032	650,000	662,719
Miscellaneous revenue: 0.19%
City of Chicago Lakeshore East Special Assessment Area144A	2.53	12-1-2025	327,000	323,359
				986,078
Minnesota: 94.92%
Airport revenue: 1.94%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	498,939
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,029,368
Minneapolis-St. Paul Metropolitan Airports Commission Series A (AGC Insured)	4.00	1-1-2054	500,000	460,203
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,011,524
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	251,823
				3,251,857
Education revenue: 20.73%
City of Brooklyn Park Athlos Leadership Academy Series A	5.50	7-1-2040	750,000	668,478
City of Cologne Academy Series A	5.00	7-1-2029	590,000	590,129
City of Cologne Academy Series A	5.00	7-1-2034	500,000	500,002
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	987,576
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2025	125,000	124,910
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	99,789
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	99,743
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	400,686
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Deephaven Eagle Ridge Academy Series A	5.25%	7-1-2040	$500,000	$500,561
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,311
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	370,000	359,563
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	621,675
City of Hugo Noble Academy Series A	5.00	7-1-2029	600,000	600,167
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	550,618
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	2.85	12-1-2040	300,000	300,000
City of Moorhead Concordia College	5.00	12-1-2025	540,000	540,000
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,100,000	1,065,612
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	964,374
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	355,000	266,250
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	685,609
City of Woodbury Math & Science Academy Series A	4.00	12-1-2050	500,000	392,230
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	95,000	92,311
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	415,000	416,961
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	380,498
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,011,765
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,466,526
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	924,886
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	669,213
Minnesota Higher Education Facilities Authority Carleton College	5.00	3-1-2053	500,000	519,433
Minnesota Higher Education Facilities Authority College of St. Benedict	4.00	3-1-2036	410,000	379,368
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	841,491
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	255,000	254,169
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	3.75	4-1-2037	1,865,000	1,865,000
Minnesota Higher Education Facilities Authority Hamline University Series B	5.00	10-1-2035	1,000,000	1,000,722
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2025	570,000	574,195
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2045	2,000,000	1,900,463
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2034	200,000	201,319
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2035	170,000	170,793
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2039	200,000	199,460
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2040	355,000	352,204
Minnesota Higher Education Facilities Authority St. Olaf College	4.00	10-1-2046	2,750,000	2,515,888
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	499,626
See accompanying notes to portfolio of investments
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	5.00%	10-1-2040	$750,000	$780,325
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	760,614
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	303,160
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,021,866
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	822,824
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	587,581
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	712,826
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	515,107
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,048,846
University of Minnesota Series A	5.00	4-1-2034	270,000	286,399
University of Minnesota Series A	5.00	9-1-2042	770,000	785,505
				34,679,627
GO revenue: 21.29%
Alexandria Lake Area Sanitation District (AGM Insured)	4.13	2-1-2044	325,000	304,312
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	100,890
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	2,000,963
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	2,001,416
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	218,955
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,279,703
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	556,379
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	852,282
City of Chaska Series C	5.00	2-1-2028	235,000	248,589
City of Chaska Series C	5.00	2-1-2029	250,000	268,613
City of Chaska Series C	5.00	2-1-2030	230,000	250,538
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,615,154
City of Long Prairie Series A AMT	5.00	2-1-2026	185,000	187,927
City of St. Cloud Series B	4.00	2-1-2028	245,000	248,894
City of St. Cloud Series B	4.00	2-1-2029	255,000	258,809
County of Hennepin Series A	5.00	12-1-2033	410,000	441,031
County of Hennepin Series A	5.00	12-1-2037	910,000	945,549
County of Hennepin Series A	5.00	12-1-2041	1,000,000	1,024,109
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,633,536
County of Hennepin Series B	5.00	12-1-2029	450,000	465,136
County of Rice Series A	4.00	2-1-2048	1,500,000	1,395,078
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	730,894
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	316,536
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,780,563
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	996,012
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	834,046
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	780,481
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	455,215
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	173,584
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Jordan Independent School District No. 717 Series A	5.00%	2-1-2035	$150,000	$162,330
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	526,908
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	267,295
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	264,026
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,149,636
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	308,718
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	753,435
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2031	300,000	330,860
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	277,639
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	344,319
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	442,078
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	200,352
South Washington County Independent School District No. 833 Series A	4.00	2-1-2043	1,680,000	1,614,801
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,868,055
State of Minnesota Series B	4.00	8-1-2031	250,000	256,265
State of Minnesota Series B	4.00	8-1-2043	1,000,000	989,118
State of Minnesota Series B	4.00	8-1-2044	1,500,000	1,450,765
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,065,639
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	443,438
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	533,624
				35,614,495
Health revenue: 22.25%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2047	1,000,000	1,037,225
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	865,371
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	508,345
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	734,992
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	227,433
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2026	645,000	664,107
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2029	1,000,000	1,072,882
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	955,596
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,069,352
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,042,217
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	399,820
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,124,551
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	995,641
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	547,563
City of Rochester Mayo Clinic	5.00	11-15-2057	4,500,000	4,638,933
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	2.85	11-15-2038	1,340,000	1,340,000
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	735,000	734,370
See accompanying notes to portfolio of investments
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00%	9-1-2027	$700,000	$700,461
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	325,138
City of St. Cloud CentraCare Health System Obligated Group	4.00	5-1-2050	3,235,000	2,915,110
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2054	550,000	560,139
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	300,000	305,425
City of Wadena Astera Health Series A	5.00	12-1-2045	1,900,000	1,948,833
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	650,529
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,425,568
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,532,921
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	576,462
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	495,803
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2025	520,000	521,767
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2028	720,000	722,119
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	2,010,000	2,012,214
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,561,320
				37,212,207
Housing revenue: 9.03%
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13	2-1-2041	675,000	677,928
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	724,350
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	481,340
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	860,000	860,427
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	504,036
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	886,070
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,402,308
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	307,635
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2027	1,665,000	1,673,386
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2032	500,000	500,542
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	344,638
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	505,366
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	995,000	973,223
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	212,584
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	588,634
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	450,997
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85%	7-1-2037	$2,990,000	$3,054,496
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	955,000	955,521
				15,103,481
Miscellaneous revenue: 10.93%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,007,230
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	252,207
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	251,531
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	300,488
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,037,218
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	401,873
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2028	700,000	735,018
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	282,915
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	287,708
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	291,450
Minnetonka Independent School District No. 276 Series C COP	5.00	2-1-2041	1,125,000	1,192,155
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,502,384
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2026	500,000	500,362
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2027	1,000,000	1,000,880
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	500,799
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	350,556
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2039	2,490,000	2,721,042
State of Minnesota Office Building Project COP	5.00	11-1-2042	3,000,000	3,221,920
State of Minnesota Office Building Project COP	5.00	11-1-2043	1,500,000	1,599,529
White Bear Lake Independent School District No. 624 Series B COP	5.00	4-1-2026	830,000	846,505
				18,283,770
Transportation revenue: 0.64%
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2026	525,000	526,563
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2027	545,000	546,712
				1,073,275
Utilities revenue: 7.39%
Central Minnesota Municipal Power Agency (AGM Insured)	4.00	1-1-2042	350,000	339,951
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2029	315,000	336,774
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2030	210,000	227,439
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	513,144
Minnesota Municipal Gas Agency Series A (Royal Bank of Canada LIQ)øø	4.00	12-1-2052	1,500,000	1,513,559
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	506,663
Northern Municipal Power Agency	5.00	1-1-2036	100,000	102,392
Northern Municipal Power Agency	5.00	1-1-2041	1,500,000	1,519,338
See accompanying notes to portfolio of investments
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Sauk Centre Public Utilities Commission Electric Revenue Series A (AGM Insured)		4.00%	12-1-2037	$250,000	$248,624
Sauk Centre Public Utilities Commission Electric Revenue Series A (AGM Insured)		5.00	12-1-2034	100,000	107,863
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2029	1,640,000	1,666,095
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2031	520,000	528,352
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2041	480,000	485,455
St. Paul Port Authority District Energy Obligated Group Series 1		3.00	10-1-2027	100,000	97,687
St. Paul Port Authority District Energy Obligated Group Series 1		3.00	10-1-2034	225,000	200,327
St. Paul Port Authority District Energy Obligated Group Series 1		4.00	10-1-2028	400,000	405,802
St. Paul Port Authority District Energy Obligated Group Series 1		4.00	10-1-2041	500,000	460,497
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A		5.00	1-1-2049	1,500,000	1,522,616
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	555,000	563,250
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2036	1,000,000	1,013,522
					12,359,350
Water & sewer revenue: 0.72%
City of St. Paul Water Revenue Series A		4.00	12-1-2045	1,215,000	1,207,363
					158,785,425
New York: 0.09%
Health revenue: 0.09%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B		5.00	1-1-2027	145,000	147,822
Total municipal obligations (Cost $169,476,412)					163,939,127
Total investments in securities (Cost $169,476,412)	98.00%				163,939,127
Other assets and liabilities, net	2.00				3,337,312
Total net assets	100.00%				$167,276,439

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
8 | Allspring Minnesota Tax-Free Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$163,939,127	$0	$163,939,127
Total assets	$0	$163,939,127	$0	$163,939,127
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Minnesota Tax-Free Fund | 9